5. EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PropertyPlant and Equipment
Cost	$ 555,719	$ 710,935
Accumulated Depreciation	446,535	533,369
Net Book Value	109,184	177,566
Office Equipment [Member]
PropertyPlant and Equipment
Cost	57,207	81,314
Accumulated Depreciation	46,282	60,877
Net Book Value	10,925	20,437
Computer Equipment [Member]
PropertyPlant and Equipment
Cost	276,534	363,823
Accumulated Depreciation	231,335	290,361
Net Book Value	45,199	73,462
Field Equipment [Member]
PropertyPlant and Equipment
Cost	181,925	217,036
Accumulated Depreciation	134,245	141,797
Net Book Value	47,680	75,239
Building [Member]
PropertyPlant and Equipment
Cost	40,053	48,762
Accumulated Depreciation	34,673	40,334
Net Book Value	$ 5,380	$ 8,428